The Millicom Group - A.2.2. Material Joint Ventures - Ghana (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2019	Dec. 31, 2017	[4]
Financial Results Of Joint Venture [Abstract]
Depreciation and amortization	$ (1,208)	$ (1,100)		$ (803)
Operating profit (loss)	446	575		640	[1]
Profit (loss) before taxes from continuing operations	(271)	218		119	[1]
Tax (charge) credit, net	(102)	(120)		(112)	[1]
Net profit (loss) for the period	(385)	154		(26)	[2]
Total non-current assets (excluding goodwill)	10,114	10,238	[3]
Total non-current liabilities	7,540	7,797	[3]
Carrying value of investment in joint venture	2,642	2,797	[3]
Cash and cash equivalents	875	1,164	[3]	528	[4]		$ 619
Debt and financing – non-current	5,578	5,786	[3]			$ 4,123
Debt and financing – current	113	186	[3]			$ 458
Net cash from operating activities	821	801		792	[4]
Net cash from (used in) investing activities	(495)	(1,502)		(1,199)	[4]
Net cash from (used in) financing activities	(598)	1,355		341	[4]
Increase (decrease) in cash and cash equivalents	(289)	645		(98)	[4]
Ghana
Financial Results Of Joint Venture [Abstract]
Revenue	132	142		187
Depreciation and amortization	(42)	(69)		(110)
Operating profit (loss)	(30)	(72)		(100)
Financial income (expenses), net (i)	(41)	(77)		(42)
Profit (loss) before taxes from continuing operations	(85)	(123)		(135)
Tax (charge) credit, net	0	0		0
Net profit (loss) for the period	(85)	(123)		(135)
Results for the year	0	(40)		(68)
Total non-current assets (excluding goodwill)	204	168		277
Total non-current liabilities	289	245		277
Total current assets	41	42		71
Current liabilities	218	187		134
Total net assets	$ (263)	$ (223)		$ (63)
Group's share in %	50.00%	50.00%		50.00%
Group's share in USD millions	$ (132)	$ (111)		$ (31)
Goodwill and consolidation adjustments	89	90		63
Unrecognised losses	(42)	(22)		0
Carrying value of investment in joint venture	0	0		32
Cash and cash equivalents	1	5		19
Debt and financing – non-current	289	245		276
Debt and financing – current	40	27		17
Net cash from operating activities	(8)	(5)		(19)
Net cash from (used in) investing activities	0	0		(8)
Net cash from (used in) financing activities	4	(6)		42
Increase (decrease) in cash and cash equivalents	$ (4)	$ (11)		$ 15

[1]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.
[2]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.
[3]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).
[4]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.